Defined Benefit Obligation and Other Long-Term Liabilities - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 CAD ($)
Disclosure of fair value measurement of liabilities [line items]
Increase in discount rates	100.00%
Pro Forma
Disclosure of fair value measurement of liabilities [line items]
Increase (decrease) in defined benefit obligation	$ (31)